Related party transactions - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of transactions between related parties [line items]
Issue of other equity instruments	£ 1,549	£ 1,070
Redemptions of other equity instruments	(1,850)
Other equity instruments
Disclosure of transactions between related parties [line items]
Issue of other equity instruments	1,550	1,070
Redemptions of other equity instruments	(1,841)
Balances and transactions between members of the Lloyds Bank Group
Disclosure of transactions between related parties [line items]
Interest income on other financial assets	9	3
Interest expense on other financial liabilities	£ 253	£ 242